SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, Uninsured Amount			$ 805,895	$ 703,234
Retainage Deposit			100,000
Research and Development Expense	$ 1,338,604	$ 372,426	$ 2,654,501	$ 1,506,989	$ 1,506,989
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	8,245,190	8,245,190	8,245,190	7,780,190	5,990,190	8,245,190
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	7,200,928	7,028,639	7,028,639	5,613,501
Registration Payment Arrangement, Accrual Carrying Value			$ 0	$ 0	$ 55,620
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years		3 years
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years		5 years